INCOME TAXES - Summary of Income Tax Expense Attributable to Income From Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Current provision for income taxes:
Federal			$ 162	$ 702
Foreign			656	1,444
State			785	472
Total current			1,603	2,618
Deferred tax expense (benefit):
Federal			3,826	574
Foreign			34	488
State			(417)	18
Total deferred tax expense:	$ 266	$ 1,116	3,443	1,080
Total provision for income taxes	$ 937	$ 1,723	$ 5,046	$ 3,698